Registration Nos. 2-98326
811-4323

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.

       Post-Effective Amendment No.                 29                   x
                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.   30                                       x
                        (Check appropriate box or boxes)

NEW ENGLAND FUNDS TRUST I
(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116
(Address of Principal Executive Offices)

(617) 578-1388
(Registrant's Telephone Number, including Area Code)

        Robert P. Connolly, Esq.    Copy to:Edward A. Benjamin, Esq.
        New England Funds, L.P.             Ropes & Gray
        399 Boylston Street                 One International Place
        Boston, Massachusetts 02116         Boston, Massachusetts02110-26624
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective
  (check appropriate box)

         immediately upon filing pursuant to paragraph (b) of Rule 485

  X      on December 27, 1995 pursuant to paragraph (b) of Rule 485

         60 days after filing pursuant to paragraph (a)(1) of Rule 485 on [date] pursuant to paragraph (a)(1) of Rule 485

         75 days after filing pursuant to paragraph (a)(2) of Rule 485 on [date] pursuant to paragraph (a)(2) of Rule 485.

  If appropriate, check the following box:


          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of securities under the Securities Act of 1933 in accordance with Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed on February 27, 1995 the Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1994.




Registration Nos. 2-98326
811-4323

                           NEW ENGLAND FUNDS TRUST I
                                     PART C
                               OTHER INFORMATION


     Part C of Post-Effective Amendment No. 28 to this Registration Statement, filed on October 13, 1995, is incorporated herein by reference in its entirety.


The following additional information is hereby added to such Part C:


Item 32.     Undertakings

     (b) The Registrant undertakes to file a post-effective amendment, including financial statements relating to its New England Star Worldwide Fund series, which need not be certified, within four to six months after the effectiveness of Post-Effective Amendment No. 28 to this Registration Statement.




Registration Nos. 2-98326
811-4323


NEW ENGLAND FUNDS TRUST I

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 29 to its Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933, and that it has duly caused this Post-Effective Amendment No. 29 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 22d day of December, 1995.




                            New England Funds Trust I


                            By: PETER S. VOSS*
                            Peter S. Voss
                            Chief Executive Officer




                        By:  ROBERT P. CONNOLLY Robert P. Connolly
                            Attorney-in-fact





Registration Nos. 2-98326
811-4323

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                  Title                      Date
PETER S. VOSS<F1>          Chairman of the Board;      December 22, 1995
Peter S. Voss              Chief Executive Officer;
                           Principal Executive
                           Officer; Trustee

FRANK NESVET               Treasurer                   December 22, 1995
Frank Nesvet

GRAHAM T. ALLISON JR.<F1>  Trustee                     December 22, 1995
Graham T. Allison Jr.

KENNETH J. COWAN<F1>       Trustee                     December 22, 1995
Kenneth J. Cowan

SANDRA O. MOOSE<F1>        Trustee                     December 22, 1995
Sandra O. Moose

JAMES H. SCOTT<F1>         Trustee                     December 22, 1995
James H. Scott

HENRY L.P. SCHMELZER<F1>   Trustee and President       December 22, 1995
Henry L.P. Schmelzer

JOHN A. SHANE<F1>          Trustee                     December 22, 1995
John A. Shane

PENDLETON P. WHITE<F1>     Trustee                     December 22, 1995
Pendleton P. White

<F1>
                  *By:  ROBERT P. CONNOLLY
                        Robert P. Connolly
                        Attorney-In-Fact
                        December 22, 1995